NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 3 – NOTES PAYABLE

Financing Agreement with Victory Park Management, LLC as agent for the lenders

On October 30, 2014, the Company entered a financing agreement with Victory Park Management, LLC, as administrative agent and collateral agent for the lenders and holders of notes and warrants issued thereunder. The initial and subsequent notes issued bore interest at a rate per annum equal to the sum of (1) cash interest at a rate of 10% per annum and (2) payment-in-kind (PIK) interest at a rate of 4% per annum for the period commencing on the closing date and extending through the last day of the calendar month during which the Company's financial statements for December 31, 2014 are delivered, and which PIK interest rate thereafter from time to time may be adjusted based on the ratio of the Company's consolidated indebtedness to its earnings before interest, taxes, depreciation and amortization. If the Company achieved a reduction in the leverage ratio as described in the transaction documents, the PIK interest rate declined on a sliding scale from 4% to 2%. The notes issued under the transaction documents were scheduled to mature on October 30, 2017.

During the twelve months ended December 31, 2017, we completely repaid the notes and made principal and PIK interest repayments in the amount of $3,996,928.

We incurred a total of $3,178,011 of costs related to the transaction. These costs were amortized to interest expense over the life of the debt. During the twelve months ended December 31, 2017 $2,101,377 of debt issuance costs were amortized as interest expense. As of December 31, 2017, all deferred debt issuance costs have been completely amortized.

During the twelve months ended December 31, 2017 $67,612 were recorded as PIK interest expense.

Pursuant to the transaction documents, the Company issued to the lender a five-year warrant to purchase 580,000 shares of its Class A common stock at an exercise price of $5.00 per share. Pursuant to the warrant, the warrant holder had the right, at any time after the earlier of April 30, 2016 and the maturity date, but prior to October 30, 2019, to exercise its put right under the terms of the warrant, pursuant to which the warrant holder may sell to the Company, and the Company will purchase from the warrant holder, all or any portion of the warrant that had not been previously exercised. In connection with any exercise of this put right, the purchase price was equal to an amount based upon the percentage of the warrant for which the put right is being exercised, multiplied by the lesser of (a) 50% of the total consolidated revenue for the Company for the trailing 12-month period ending with the Company's then-most recently completed fiscal quarter, and (b) $1,500,000. In May 2017, the Company was notified by the warrant holder that it was exercising its put right. On October 27, 2017, the Company paid the warrant holder $1,567,612, which was comprised of the $1,500,000 warrant value and an additional $67,612 of accrued interest.

Financing and Security Agreement with FastPay

In September 2016, we executed a Financing and Security Agreement, as amended (collectively, the "FastPay Agreement"). with FastPay Partners, LLC to create an accounts receivable-based credit facility. The FastPay Agreement was further amended in April 2018.

Under the April 2018 amended terms of the FastPay Agreement, FastPay may, at its sole discretion, purchase our eligible accounts receivable. Upon any acquisition of accounts receivable, FastPay will advance us up to 80% of the gross value of the purchased accounts, up to a maximum of $4,000,000 in advances. Each account receivable purchased by FastPay will be subject to a factoring fee rate specified in the FastPay Agreement calculated as a percentage of the gross value of the account outstanding and additional fees for accounts outstanding over 30 days. We are subject to a concentration limitation on the percentage of debt from any single customer of 25% to the total amount outstanding on its purchased accounts, subject to an increase to 30% for one specific large customer.

We are obligated to repurchase accounts remaining uncollected after a specified deadline, and FastPay will generally have full recourse against us in the event of nonpayment of any purchased accounts. Our obligations under the FastPay Agreement are secured by a first position security interest in its accounts receivable, deposit accounts and all proceeds therefrom.

The FastPay Agreement contains covenants that are customary for agreements of this type and are primarily related to accounts receivable and audit rights. We are also required to provide FastPay with 30-day notice of any transaction that result, or would result in, a “change of control” as defined in the FastPay Agreement. The failure to satisfy covenants under the FastPay Agreement or the occurrence of other specified events that constitute an event of default, as defined, could result in the termination of the FastPay Agreement and/or the acceleration of our obligations. The FastPay Agreement contains provisions relating to events of default that are customary for agreements of this type.

The current FastPay Agreement has a term of 18 months and automatically renews thereafter for successive one-year terms, subject to earlier termination by written notice by the Company, provided all obligations are paid, including the payment of an early termination fee.

At December 31, 2018 $106,920 of accounts receivable purchased by FastPay remain outstanding and are subject to repurchase under the terms of the FastPay Agreement.

The Series A warrants are initially exercisable at $3.00 per share and, if at any time after the six-month anniversary of the issuance the underlying shares of our Class A common stock are not covered by an effective resale registration statement, the Series A warrants are exercisable on a cashless basis. The conversion price of the Debentures and the exercise price of the Debenture Warrants are subject to adjustments upon certain events, including stock splits, stock dividends, subsequent equity transactions (other than specified exempt issuances), subsequent rights offerings, and fundamental transactions, subject to a floor of $1.40 per share. If we fail to timely deliver the shares of our Class A common stock upon any conversion of the Debentures or exercise of the Series A warrants we will be subject to certain buy-in provisions. The debentures and Series A warrants, also contain certain beneficial ownership limitations.

Chardan Capital Markets, LLC, Noble Capital Markets, Inc. and Aspenwood Capital (an independent branch of Colorado Financial Services Corporation), all broker-dealers and members of FINRA, acted as either our placement agent or a finder in connection with the sale of the securities. In addition, an affiliate of Noble purchased Debentures amounting to $720,000 and was issued a Series A warrant to purchase 120,000 shares of our Class A common stock in this offering. We paid aggregate cash commissions of $276,700 in connection with the sale of the securities. Additionally, we issued Chardan placement agent warrants to purchase 100,000 shares of our Class A common stock at an exercise price of $3.75 per share which are exercisable for 5.5 years commencing nine months from the issuance date. We issued Noble placement agent warrants to purchase up to 66,800 shares of our Class A common stock at an exercise price of $3.00 per share which will become exercisable nine months from the date of issuance. We also issued Colorado Financial Service Corporation and its designees warrants to purchase 7,700 shares of our Class A common stock at an exercise price of $3.75 per share which are exercisable for 5.5 years commencing nine months from the issuance date. We included the shares underlying the placement agent warrants in a resale registration statement that was declared effective by the SEC in September 2017.

The net proceeds to us from the offering, after deducting placement agent fees and estimated offering expenses, were approximately $4,566,405. We utilized $2,500,000 of the net proceeds to satisfy a put obligation under the Series B Warrants from our January 2017 offering. The balance of the net proceeds was used to pay down accounts payable and satisfy other working capital requirements.

On October 26, 2017, we sold an aggregate of: (i) $5,180,157 in principal amount of 12.5% secured convertible debentures; and (ii) five year Series A common stock purchase warrants representing the right to acquire up to 863,365 shares of our Class A common stock. The debentures and warrants are substantially identical to the debentures and warrants issued in our April 2017 offer described above.

During the three months ended December 31, 2018, we completed redeemed the convertible debentures through repayment of $6,545,157 in principal, $764,089.53 in interest and prepayment penalties, and 1,090,862 Series B warrants. The Warrants have an initial exercise price of $3.00 per share (subject to adjustment pursuant to the terms therein). Of the Warrants: (i) 277,500 expire on April 21, 2022, and (ii) 813,362 expire on October 27, 2022.

Chardan Capital Markets, LLC acted as lead placement agent and Aspenwood Capital acted as co-placement agent, in connection with the sale of the securities. Pursuant to their respective engagement agreements, we paid Chardan Capital a cash commission of $149,021 and Aspenwood a cash commission of $70,000. We also issued an aggregate of 160,000 placement agent warrants to Chardan Capital and an aggregate of 23,337 placement agent warrants to Aspenwood.

On November 29, 2018, the Company invoked the early redemption clause in certain of its convertible notes payable pursuant to which the Company redeemed early these convertible notes payable by cash and issuing warrant to purchase shares of common stock (the "Redemption Penalty Warrants"). In connection with the early retirement of these notes payable, the warrants issued to these investors included a registration rights agreement clauses, pursuant to which the Company agreed to provide certain registration rights with respect to the warrants issued. The registration rights agreements require the Company to file a registration statement within 90 calendar days from the final closing under the retirement transaction and to be effective 60 calendar days thereafter. The final closing under the retirement transaction of the debentures occurred on November 29, 2018. On February 11, 2019, the Company filed the required registration statement, as of this filing, it has yet to be declared effective. If the registration statement is not declared effective, the Company is subject to a 2% penalty of investors subscription amount. The Company has estimated the liability under the registration rights agreement at $0 as of December 31, 2018.